SEGMENT INFORMATION (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEGMENT INFORMATION
Revenue	€ 45,999	€ 16,892	€ 66,945	€ 60,836	€ 90,246
Segment adjusted EBITDA	(5,527)	(5,258)	6,267	(74,457)	39,099
Technical Equip. & Processes
SEGMENT INFORMATION
Revenue	40,556	10,742
Segment adjusted EBITDA	2,142	(7,374)
Spare Parts & Services
SEGMENT INFORMATION
Revenue	5,215	5,903
Segment adjusted EBITDA	2,123	836
Operating segments
SEGMENT INFORMATION
Revenue	45,999	16,892	66,945	60,836	90,246
Segment adjusted EBITDA	(5,527)	(5,258)	6,267	(74,457)	39,099
Operating segments | Technical Equip. & Processes
SEGMENT INFORMATION
Revenue			54,446	49,593	78,743
Segment adjusted EBITDA			3,415	611	12,872
Operating segments | Spare Parts & Services
SEGMENT INFORMATION
Revenue			11,885	11,192	11,503
Segment adjusted EBITDA			2,261	2,459	3,787
Other
SEGMENT INFORMATION
Revenue	228	247	615	51
Segment adjusted EBITDA	€ (9,792)	€ 1,280	€ 591	€ (77,527)	€ 22,440